Share-based Payments	12 Months Ended
Dec. 31, 2011
Share-based Payments
13.	Share-based Payments

The fair value method of accounting is used for share-based compensation plans. Under the fair value method, compensation cost is measured based on the fair value of the award at the measurement date and recognized over the requisite service period. We use the Black-Scholes model to estimate the fair values on the measurement date for share options and share appreciation rights (“SARs”). The Black-Scholes model uses several assumptions to value a share award. The volatility assumption is based on the historical change in our stock price over the previous five years preceding the measurement date. The risk-free rate of return assumption is based on the five-year U.S. Treasury constant maturity rate on the measurement date. The expected award life is based upon the average holding period over the history of the incentive plan. The expected dividend yield is based on our history and expected dividend payouts. The following table summarizes the assumptions we used for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Risk-free rate of return	0.81% to 2.07%	1.34% to 2.65%	0.40% to 2.82%
Expected dividend yields	1.37% to 1.56%	1.48% to 1.65%	0.00%
Expected award life (years)	5.04 to 5.07	1.00 to 5.08	1.00 to 4.81
Expected volatility	32.2% to 32.8%	31.3% to 31.8%	29.9% to 50.78%

We estimate forfeitures based on historical forfeitures patterns, thereby recognizing expense only for those awards that are expected to vest. The estimate of forfeitures is adjusted as actual forfeitures differ from our estimate, resulting in recognition of compensation expense only for those awards that actually vest.

The compensation expense recognized under the share-based payment plans was $4.4 million ($4.0 million, net of tax), $10.2 million ($8.6 million, net of tax) and $7.3 million ($5.8 million, net of tax) for the years ended December 31, 2011, 2010 and 2009, respectively. The compensation expense is included in “Underwriting, acquisition and insurance expenses” in the accompanying Consolidated Statements of (Loss) Income.

We present all tax benefits resulting from the exercise of stock options and vesting of non-vested shares as cash flows from financing activities. Excess tax benefits are realized tax benefits from tax deductions for exercised options and vested shares in excess of the deferred tax asset attributable to stock compensation costs for such options. For the years ended December 31, 2011, 2010 and 2009, we recorded $0.1 million, $0.3 million and $0.3 million, respectively, of financing cash outflow and, conversely, $0.1 million, $0.3 million and $0.3 million of operating cash inflow in the Consolidated Statements of Cash Flows. The income tax benefit resulting from stock options exercises totaled $0.1 million, $0.4 million and $0.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Argo Group’s 2007 Long-Term Incentive Plan

In November 2007, the shareholders of Argo Group approved the 2007 Long-Term Incentive Plan (the “2007 Plan”), which provides for an aggregate of 4.5 million shares of our common stock that may be issued to executives, non-employee directors and other key employees. The share awards may be in the form of share options, SARs, restricted shares, restricted share units, performance units, performance shares or other share-based incentive awards. Shares issued under this plan may be shares that are authorized and unissued or shares that we reacquired, including shares purchased on the open market. Share options and SARs will count as one share for the purposes of the limits under the 2007 Plan; restricted shares, restricted share units, performance units, performance shares or other share-based incentive awards which settle in common shares will count as 2.75 shares for purpose of the limits under the 2007 Plan.

Share options may be in the form of incentive share options, non-qualified share options and restorative options. Share options are required to have an exercise price that is not less than the market value on the date of grant. We are prohibited from repricing the options. The term of the share options cannot exceed seven years from the grant date.

A summary of option activity under the 2007 Plan as of December 31, 2011, and changes during the year is as follows:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2011	447,603	$36.28
Granted	84	$39.19
Exercised	(3,104)	$35.23
Expired or forfeited	(33,269)	$36.87

Outstanding at December 31, 2011	411,314	$36.70	3.3	$0.0

Vested or expected to vest as of year end	391,759	$36.15	3.3	$0.0

Exercisable at end of year	317,903	$36.82	3.3	$0.0

Options outstanding under this plan vest over a one to five year period, subject to continued employment. Cash received for the exercise of options under this plan was $0.1 million for the year ended December 31, 2011. Unamortized expense for these options was $0.5 million as of December 31, 2011. The weighted-average period over which this unrecognized expense is expected to be recognized is less than one year.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those options where the exercise price was below the quoted price at December 31, 2011.

The weighted-average grant date fair value of options granted during the years ended December 31, 2011, 2010 and 2009 were $10.47, $7.49 and $5.35, respectively.

A summary of restricted shares activity under the 2007 Plan as of December 31, 2011, and changes during the year is as follows:

		Weighted-Average
		Grant Date
	Shares	Fair Value
Outstanding at January 1, 2011	102,243	$30.11
Granted	95,028	$32.47
Vested and issued	(31,144)	$32.89
Expired or forfeited	(17,754)	$31.87

Outstanding at December 31, 2011	148,373	$31.88

As of December 31, 2011, there was $3.4 million of total unrecognized compensation cost related to restricted shares compensation arrangements granted by Argo Group. The weighted-average period over which this unrecognized expense is expected to be recognized is 2.5 years. The total fair value of shares vested during the year ended December 31, 2011 was $1.0 million.

A summary of stock-settled SARs activity under the 2007 Plan as of December 31, 2011, and changes during the year is as follows:

		Weighted-Average
	Shares	Exercise Price
Outstanding at January 1, 2011	630,947	$28.22
Granted	493,518	$32.18
Exercised	(13,397)	$28.38
Expired or forfeited	(183,843)	$28.97

Outstanding at December 31, 2011	927,225	$30.18

Vested or expected to vest as of year end	785,833	$37.41

Exercisable at end of year	201,645	$28.53

The stock-settled SARs vest over a one to five year period. Upon exercise of the stock-settled SARs, the employee is entitled to receive shares of our common stock equal to the appreciation of the stock as compared to the exercise price. For the year ended December 31, 2011, 13,397 stock-settled SARs were exercised, resulting in 458 shares being issued. As of December 31, 2011, there was $4.8 million of total unrecognized compensation cost related to stock-settled SARs outstanding. The weighted-average period over which this unrecognized expense is expected to be recognized is 2.2 years. Aggregate intrinsic value of the stock-settled SARs at December 31, 2011 was $0.4 million.

A summary of cash-settled SARs activity under the 2007 Plan as of December 31, 2011, and changes during the year is as follows:

		Weighted-Average
	Shares	Exercise Price
Outstanding at January 1, 2011	659,224	$28.25
Granted	583,709	$32.42
Exercised	(22,342)	$28.07
Expired or forfeited	(134,548)	$29.22

Outstanding at December 31, 2011	1,086,043	$30.38

Vested or expected to vest as of year end	904,555	$30.21

Exercisable at end of year	216,012	$28.26

The cash-settled SARs vest over a one to four year period. Upon exercise of the cash-settled SARs, the employee is entitled to receive cash payment for the appreciation in the value of our common stock over the exercise price. We are accounting for the cash-settled SARs as liability awards, which require the awards to be revalued at each reporting period. For the year ended December 31, 2011, 22,342 cash-settled SARs were exercised, resulting in $0.1 million in cash payments. As of December 31, 2011, there was $2.8 million of total unrecognized compensation cost related to cash-settled SARs outstanding. The weighted-average period over which this unrecognized expense is expected to be recognized is 2.2 years. Aggregate intrinsic value of the cash-settled SARs at December 31, 2011 was $0.5 million.

Included in the total shares outstanding at December 31, 2011 are 89,104 restricted shares, 539,255 cash-settled SARs and 412,276 stock-settled SARs whose vesting is contingent on the employee meeting defined performance conditions. Employees have a specified time period in which to meet the performance condition (typically one year) and forfeit the grant (on a pro rata basis) if the performance conditions are not met in the specified time frame. We evaluate the likelihood of the employee completing the performance condition and include this estimate in the determination of the forfeiture factor for the grants.

We have granted to certain key employees restricted share units, which provide the employee with the economic equivalent of stock ownership. Each restricted share unit is valued at the closing price of our common stock on the national exchange on which it is listed as of the date credited, and fluctuates daily thereafter. The restricted share units outstanding under this plan vest over a 24 to 48 month period, subject to continued employment. Upon vesting, the employee receives a cash payment equivalent to the number of restricted share units vested valued at the closing market price of our common shares. Total expense recognized for the restricted share units totaled $0.7 million, $1.1 million and $0.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Cash payments paid for vested awards under this plan totaled $0.8 million and $0.3 million for the years ended December 31, 2011 and 2010, respectively.

Employees Share Purchase Plans

Argo Group has established an employee stock purchase plan for eligible employees (Argo Group’s 2007 Employee Share Purchase Plan). Under this plan, shares of Argo Group common stock may be purchased over an offering period of three months at 85% of the lower of the market value on the first day of the offering period or on the designated purchase date at the end of the offering period. Argo Group has also established a Save As You Earn Plan for its United Kingdom employees (Argo Group’s Save As You Earn Plan). Under this plan, shares of Argo Group common stock may be purchased over an offering period of three or five years at 85% of the market value of the common shares on the first day of the offering period. Expense of $0.1 million was recognized under these plans for the year ended December 31, 2011, compared to $0.4 million and $0.2 million for the same period ended in 2010 and 2009, respectively.

Argo Group International Holdings Ltd. Deferred Compensation Plan for Non-Employee Directors

In February 2008, the Board of Directors approved the Argo Group International Holdings Ltd. Deferred Compensation Plan for Non-Employee Directors (“Directors Plan”), a non-funded and non-qualified deferred compensation plan. Under the Directors Plan, non-employee directors can elect each year to defer payment of 50% or 100% of their cash compensation payable during the next calendar year. During the time that the cash compensation amounts are deferred, such amounts are credited with interest earned at a rate two percent above the prime rate, to be re-set each May 1. In addition, the Directors Plan calls for us to grant a match equal to 75% of the cash compensation amounts deferred in the form of “Stock Units,” which provide directors with the economic equivalent of stock ownership and are credited as a bookkeeping entry to each director’s “Stock Unit Account.” Each Stock Unit is valued at the closing price of our common stock on the national exchange on which it is listed as of the date credited for all purposes under the Directors Plan and fluctuates daily thereafter on that same basis. Distributions from the Directors Plan will occur six months after the non-employee director ceases to be a member of the Board due to retirement or termination without cause or change in control, or immediately upon disability or death. The non-employee directors are responsible for all tax requirements on the deferred compensation and any related earnings. The Directors Plan provides for a Stock Unit Account to be established for each non-employee director upon their election to the Board and credits their account with an initial bookkeeping entry for 1,650 Stock Units. The Directors Plan was modified in November 2009, and cash compensation of $1.0 million was paid out for service rendered for the year ended December 31, 2009. Under the Directors Plan, we recorded compensation expense of $0.6 million, $0.8 million and $1.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Argonaut Group’s Amended and Restated Stock Incentive Plan

The historical Argonaut Group’s Amended and Restated Stock Incentive Plan, which was frozen in August 2007 (the “Amended Plan”), provided for an aggregate of up to 6,250,000 shares of our common stock that may be issued to certain executives and other key employees. The stock awards were issued in the form of non-qualified stock options and non-vested stock. Grants under the Amended Plan have a legal life of seven to eleven years. As of December 31, 2011, all awards under this plan were fully vested.

A summary of option activity under the Amended Plan as of December 31, 2011, and changes during the year is as follows:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2011	459,434	$36.80
Granted	0	$0.00
Exercised	(10,619)	$28.43
Expired or forfeited	(40,144)	$47.88

Outstanding at December 31, 2011	408,671	$35.93	1.3	$427,676

Vested or expected to vest as of year end	408,671	$35.93	1.3	$427,676

Exercisable at end of year	408,671	$35.93	1.3	$427,676

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those options where the exercise price was below the quoted price at December 31, 2011. Total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 were $0.1 million, $1.1 million and $0.9 million, respectively.

For the year ended December 31, 2011, we received cash payments of $0.3 million (net of any related tax payments) related to the settlement of stock options exercised under the Amended Plan.